Stockholders' equity and dividend payment	12 Months Ended
Dec. 31, 2025
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 10 – Stockholders’ equity and dividend payment

Stockholders’ equity

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2022	162,653,339
Restricted stock issued	556,130
Retirement of treasury shares	(2,209,927)
Issued at December 31, 2023	160,999,542
Restricted stock issued	464,945
Retirement of treasury shares	(1,481,383)
Issued at December 31, 2024	159,983,104
Restricted stock issued	816,303
Issued at December 31, 2025	160,799,407
Par value	$0.01	$0.01
Number of shares authorized for issue at December 31, 2025	250,000,000

Common stock

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Preferred stock

Terms and rights of preferred shares will be established by the board when or if such shares would be issued.

Acquisition of non-controlling interests
In April 2025, the Company acquired an additional 46.8% ownership of Goodwood Ship Management Pte. Ltd., a privately owned ship management company incorporated under the laws of the Republic of Singapore, for a purchase price of $6,131 thousand in cash. Following the acquisition, Goodwood Ship Management Pte. Ltd. is 100% owned by DHT Holdings, Inc. The carrying value of the non-controlling interest of Goodwood Ship Management Pte Ltd was $4,437 thousand, and the difference recognized in equity attributable to owners of the Company comprised of an increase in accumulated deficit of $1,849 thousand and an increase in the translation differences of $156 thousand.
Stock repurchases

No stock repurchases were made during the year 2025. In 2024, the Company purchased 1,481,383, or 0.9%, of its outstanding shares in the open market for an aggregate consideration of $13.2 million, at an average price of $8.89 per share. All shares were retired upon receipt. In 2023, the Company purchased 2,209,927 of its own shares in the open market for an aggregate consideration of $18.8 million, at an average price of $8.49 per share. All shares were retired upon receipt.

Dividend payments

Dividend payments as of December 31, 2025:		Per share
Payment date:	Total payment	Common
February 25, 2025	$27,286 thousand	$0.17
May 28, 2025	$24,091 thousand	$0.15
August 25, 2025	$38,592 thousand	$0.24
November 19, 2025	$28,944 thousand	$0.18
Total payments as of December 31, 2025	$118,913 thousand	$0.74

Dividend payments as of December 31, 2024:		Per share
Payment date:	Total payment	Common
February 28, 2024	$35,492 thousand	$0.22
May 31, 2024	$46,786 thousand	$0.29
August 30, 2024	$43,595 thousand	$0.27
November 29, 2024	$35,522 thousand	$0.22
Total payments as of December 31, 2024	$161,396 thousand	$1.00

Dividend payments as of December 31, 2023:		Per share
Payment date:	Total payment	Common
February 24, 2023	$61,935 thousand	$0.38
May 25, 2023	$37,487 thousand	$0.23
August 30, 2023	$56,661 thousand	$0.35
November 28, 2023	$30,590 thousand	$0.19
Total payments as of December 31, 2023	$186,672 thousand	$1.15

Refer to Note 17 for the dividend paid after the reporting date.